Operating Leases – Right-of-Use Assets	12 Months Ended
Apr. 30, 2023
Operating Leases – Right-of-Use Assets [Abstract]
Operating leases – right-of-use assets

Note 10 – Operating leases – right-of-use assets

The Company entered into operating lease agreements for office spaces and employee dormitories. None of the amounts disclosed below for these leases contain variable payments, residual value guarantees or options that were recognized as part of the right-of-use assets and lease liabilities. As the Company’s leases did not provide an implicit discount rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.

As of April 30, 2023, the Company recognized operating lease liabilities, including current and noncurrent, in the amount of JPY3,467,368 (US$25,497) and the corresponding operating lease right-of-use assets of JPY3,467,368 (US$25,497).

As of April 30, 2022, the Company recognized operating lease liabilities, including current and noncurrent, in the amount of JPY11,695,406 and corresponding operating lease right-of-use assets of JPY11,641,238.

Rent expense for the year ended April 30, 2021, 2022 and 2023 was JPY10,779,000, JPY9,567,000 and JPY8,355,000 (US$61,438), respectively.

Lease commitments

The Company’s maturity analysis of operating lease liabilities as of April 30, 2023 is as follows:

	Operating Leases
	JPY	USD
2023	3,481,250	25,599
Total lease payment	3,481,250	25,599
Less imputed interest	(13,882)	(102)
Present value of operating lease liabilities	3,467,368	25,497
Less: current obligation	(3,467,368)	(25,497)
Long-term obligation at April 30, 2023	—	—

Supplemental disclosure related to operating leases were as follows:

	For the year ended April 30, 2023
	JPY	USD
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	8,355,000	61,438
Weighted average remaining lease term of operating leases	0.42 years
Weighted average discount rate of operating leases	1.6%